Joint Arrangements and Associate (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of joint ventures
Results of Operations

For the year ended December 31,	2021
Revenue	439
Expenses	395
Net Earnings (Loss)	44
Balance Sheet

As at December 31,	2021
Current Assets (1)	167
Non-Current Assets	1,433
Current Liabilities	62
Non-Current Liabilities	896
Net Assets	642
(1)Includes cash and cash equivalents of $46 million.